CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	$ 237,426,843	$ 264,787,060
Cash	35,591,958	101,029,569
Financial Institutions and Correspondents	201,834,885	163,757,491
Argentine Central Bank (BCRA)	192,379,482	154,862,498
Other, Local and Foreign Financial Institutions	9,455,403	8,894,993
Debt Securities at fair value through profit or loss	235,936,898	234,592,823
Derivative Financial Instruments	1,247,078	3,267,935
Repurchase Transactions	203,205,457	92,067,820
Other Financial Assets	23,371,926	15,235,484
Loans and Other Financing	744,433,702	794,608,259
Non-financial Public Sector	498	504
Argentine Central Bank (BCRA)	533	19,917
Other Financial Institutions	12,746,201	22,189,326
Non-financial Private Sector and Residents Abroad	779,004,889	828,599,474
Expected credit loss allowance	(47,318,419)	(56,200,962)
Other Debt Securities	94,356,999	34,822,804
Financial Assets Pledged as Collateral	35,235,668	28,252,414
Current Income Tax Assets	76,381	297,497
Investments in Equity Instruments	1,251,934	8,621,309
Equity investments in Associates and Joint Ventures	169,347	134,552
Property, Plant and Equipment	62,196,024	66,008,914
Intangible Assets	21,231,442	21,839,477
Deferred Income Tax Assets	4,286,395	13,905,649
Assets for Insurance Contracts	3,217,517	2,845,838
Other Non-financial Assets	10,398,787	11,523,519
Non-current Assets Held for Sale	657	44,268
Total Assets	1,678,043,055	1,592,855,622
Liabilities
Deposits	1,035,957,929	1,020,886,486
Non-financial Public Sector	25,926,239	32,509,026
Financial Sector	3,366,908	2,939,025
Non-financial Private Sector and Residents Abroad	1,006,664,782	985,438,435
Liabilities at fair value through Profit or Loss	75,674	0
Derivative Financial Instruments	712,129	86,716
Repurchase Transactions	324,119	0
Other Financial Liabilities	195,659,168	147,171,842
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,710,704	20,880,419
Debt Securities	27,971,776	25,771,621
Current Income Tax Liabilities	9,658,818	22,984,598
Subordinated Debt Securities	26,275,536	32,684,216
Provisions	4,381,599	5,700,004
Deferred Income Tax Liabilities	5,430,594	206,686
Liabilities for Insurance Contracts	3,190,629	3,110,871
Other Non-financial Liabilities	40,225,155	38,154,644
Total Liabilities	1,373,573,830	1,317,638,103
Shareholders' Equity
Capital Stock	1,474,692	1,474,692
Paid-in capital	17,281,187	17,281,187
Capital Adjustments	102,456,581	102,456,581
Reserves	240,572,401	269,810,144
Retained Deficit	(89,040,327)	(154,345,775)
Other Comprehensive Income	630,279	547,080
Income for the Year	31,094,407	37,993,605
Shareholders' Equity Attributable to Parent Company's Owners	304,469,220	275,217,514
Shareholders' Equity Attributable to Non-controlling Interests	5	5
Total Shareholders' Equity	$ 304,469,225	$ 275,217,519